Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	As at	As at
	September 30, 2019	December 31, 2018
	$	$
Revolving Credit Facilities due through 2022	363,930	417,997
Term Loans due through 2021	248,947	323,995
Total principal	612,877	741,992
Less: unamortized discount and debt issuance costs	(3,917)	(6,586)
Total debt	608,960	735,406
Less: current portion	(101,295)	(106,236)
Non-current portion of long-term debt	507,665	629,170